UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      March 31, 2008
                                                --------------------
 Check here if Amendment [_]; Amendment Number: ____
  This Amendment (Check only one.):  [_] is a restatement.
                                     [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Whippoorwill Associates, Incorporated
           -------------------------------------
Address:   11 Martine Avenue, 11th Floor
           -------------------------------------
           White Plains, New York 10606
           -------------------------------------



Form 13F File Number: 28-12334

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Shelley F. Greenhaus
           -------------------------------------
Title:     President
           -------------------------------------
Phone:     914-683-1002
           -------------------------------------

 Signature, Place, and Date of Signing:

        Shelley F. Greenhaus             White Plains, New York     May 15, 2008
------------------------------------     ----------------------     ------------
              [Signature]                   [City, State]              [Date]

 Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:                0
                                          ----------

Form 13F Information Table Entry Total:          17
                                          ----------

Form 13F Information Table Value Total:     119,373
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



NONE

                                                      FORM 13F INFORMATION TABLE

         COLUMN 1              COLUMN 2     COLUMN 3    COLUMN 4           COLUMN 5       COLUMN 6   COLUMN 7         COLUMN 8
         --------              --------     --------    --------           --------       --------   --------         --------

                                 TITLE                                                                            VOTING AUTHORITY
                                  OF                      VALUE      SHRS OR  SH/  PUT/  INVESTMENT  OTHER
      NAME OF ISSUER             CLASS        CUSIP     (x $1000)    PRN AMT  PRN  CALL  DISCRETION  MANAGERS    SOLE   SHARED  NONE
      --------------           ---------      -----     ---------    -------  ---  ----  ----------  --------    ----   ------  ----
    ATP OIL & GAS CORP            COM      00208J 10 8   12,804      391,333  SH          SOLE                 391,333
------------------------------------------------------------------------------------------------------------------------------------
 AMERICAN DENTAL PARTNERS         COM      025353 10 3    7,248      749,541  SH          SOLE                 749,541
------------------------------------------------------------------------------------------------------------------------------------
        CABLEVISION             CL A NY    12686C 10 9    5,115      238,700  SH          SOLE                 238,700
          SYS CORP              CABLVS
------------------------------------------------------------------------------------------------------------------------------------
         CHARMING                 COM      161133 10 3      397       82,210  SH          SOLE                  82,210
        SHOPPES INC
------------------------------------------------------------------------------------------------------------------------------------
        COLLECTIVE                COM      19421W 10 0    1,305      107,700  SH          SOLE                 107,700
         BRANDS INC
------------------------------------------------------------------------------------------------------------------------------------
     COMCAST CORP NEW             CL A     20030N 10 1    5,319      275,000  SH          SOLE                 275,000
------------------------------------------------------------------------------------------------------------------------------------
     COMCAST CORP NEW             CL A     20030N 10 1    3,381      174,800  SH  CALL    SOLE                 174,800
------------------------------------------------------------------------------------------------------------------------------------
       COTT CORP QUE              COM      22163N 10 6      987      281,298  SH          SOLE                 281,298
------------------------------------------------------------------------------------------------------------------------------------
       LEAP WIRELESS            COM NEW    521863 30 8    4,660      100,000  SH          SOLE                 100,000
          INTL INC
------------------------------------------------------------------------------------------------------------------------------------
METROPCS COMMUNICATIONS INC       COM      591708 10 2    1,955      115,000  SH          SOLE                 115,000
------------------------------------------------------------------------------------------------------------------------------------
    PILGRIMS PRIDE CORP           COM      721467 10 8   18,243      901,798  SH          SOLE                 901,798
------------------------------------------------------------------------------------------------------------------------------------
   SILICON GRAPHICS INC         COM NEW    827056 30 0    13,397   1,129,582   SH         SOLE               1,129,582
------------------------------------------------------------------------------------------------------------------------------------
 SMITH & WESSON HLDG CORP         COM      831756 10 1    3,105      618,501  SH          SOLE                 618,501
------------------------------------------------------------------------------------------------------------------------------------
   SMITHFIELD FOODS INC           COM      832248 10 8  10,917       423,800  SH          SOLE                 423,800
------------------------------------------------------------------------------------------------------------------------------------
      TERRA INDS INC              COM      880915 10 3    1,777       50,000  SH          SOLE                  50,000
------------------------------------------------------------------------------------------------------------------------------------
TRAVELCENTERS OF AMERICA LLC      COM      894174 10 1    2,353      385,800  SH          SOLE                 385,800
------------------------------------------------------------------------------------------------------------------------------------
 FLEETWOOD ENTERPRISES INC      SDCV       339099 AD 5  26,410   28,474,000  PRN          SOLE              28,474,000
                             5.000% 12/1
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